Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Nature of Relationships with Related Parties	Nature of relationships with related parties
Name	Relationship with the Company
Wenzao Huang	Director and shareholder of the Company
Yunjun Huang	Director and shareholder of the Company
Xiaolong Chen	Shareholder of the Company
Lihui Xu	Shareholder of the Company
Lianken Enterprise Limited (“Lianken”)	100% equity interest owned by Wenzao Huang
Tianhua Enterprise Limited (“Tianhua”)	100% equity interest owned by Xiaolong Chen
Xingcan Enterprise Limited (“Xingcan”)	100% equity interest owned by Yunjun Huang
Weibo Enterprise Limited (“Weibo”)	100% equity interest owned by Jinliang Xu
Quanzhou Huasen Hardware and Plastic Products Co., Ltd (“Quanzhou Huasen”)	100% equity interests owned by Wenzao Huang
Dayu Yaodong Hardware and Plastic Products Co., Ltd (“Dayuyaodong”)	A member of the board of supervisors of Dayuyaodong is Wenzao Huang

Schedule of Related Party Balances	Related party balances
Accounts	Name of related parties	As of December 31, 2023	As of December 31, 2023
Due to related parties	Wenzao Huang	$162,034	$1,793
	Lihui Xu	24,734	511,225
Net due to related parties		$186,768	$513,018

Accounts	Name of related parties	As of December 31, 2023	As of December 31, 2023
Due from related parties	Yunjun Huang	—	352,118
	Lianken	258	—
	Tianhua	258	—
	Xingcan	257	—
	Weibo	257	—
Net due from related parties		$1,030	$352,118

Schedule of Borrowings Unsecured, Due on Demand, and Interest-Free

For the fiscal year ended December 31, 2024, the related parties provided working capital to support the Operating Entity’s operations when needed. The borrowings were unsecured, due on demand, and interest-free. The following table summarizes the Operating Entity’s borrowing transactions with the related parties:

Name of related parties	Lend to Operating Entity	Collect from Operating Entity
Wenzao Huang	$160,507	$1,000
Lihui Xu	20,609	517,379
Total	$181,116	$518,379

For the fiscal year ended December 31, 2024, the Operating Entity provided loans to related parties. The borrowings were unsecured, due on demand, and interest-free. The following table summarizes the Operating Entity’s borrowing transactions with the related parties:

Name of related parties	Lend from Operating Entity	Repaid to Operating Entity
Lianken	$257	$—
Tianhua	256	—
Xingcan	256	—
Weibo	256	—
Yunjun Huang	—	347,428
Total	$1,025	$347,428

For the fiscal year ended December 31, 2023, the related parties provided working capital to support the Operating Entity’s operations when needed. The borrowings were unsecured, due on demand, and interest-free. The following table summarizes the Operating Entity’s borrowing transactions with the related parties:

Name of related parties	Lend to Operating Entity	Collect from Operating Entity
Wenzao Huang	$42,466	$40,673
Yunjun Huang	269,739	671,109
Xiaolong Chen	153,988	153,988
Lihui Xu	511,225	—
Total	$977,418	$865,770

For the fiscal year ended December 31, 2022, the related parties provided working capital to support the Operating Entity’s operations when needed. The borrowings were unsecured, due on demand, and interest-free. The following table summarizes the Operating Entity’s borrowing transactions with the related parties:

Name of related parties	Lend to Operating Entity	Collect from Operating Entity
Wenzao Huang	$416,109	$4,284,593
Yunjun Huang	99,569	2,439,748
Xiaolong Chen	—	3,269,431
Total	$515,678	$9,993,772

Schedule of Operating Entity’s Sales Transactions with Related Parties

The following table summarizes the Operating Entity’s sales transactions with the related parties:

	For the year ended December 31
	2024	2023	2022
Quanzhou Huasen	$4,139	$13,383	$51,323
Dayuyaodong	1,230	602	36,732
Suzhou Ewatt	—	—	90,256
Total	$5,369	$11,348	$178,311

Schedule of Operating Entity’s Accounts Receivable Balance with Related Parties

The following table summarizes the Operating Entity’s accounts receivable balance with the related parties:

Accounts	Name of related parties	As of December 31, 2024	As of December 31, 2023
Accounts receivable	Quanzhou Huasen	$—	$7,207
Total		$—	$7,207